Related Party Transactions - Additional Information (Detail) - USD ($)													3 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 31, 2023	Jul. 06, 2023	Jun. 02, 2023	May 19, 2023	Apr. 27, 2023	Mar. 29, 2023	Jan. 26, 2023	Jan. 18, 2022	Jan. 12, 2022	Nov. 17, 2021	Mar. 02, 2021	Jan. 28, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Nov. 01, 2023	May 23, 2023	May 17, 2023	Jan. 25, 2023	Dec. 17, 2021
Related Party Transaction [Line Items]
Stock issued during the period value for services																			$ 25,000
Repayment of related party debt								$ 240,629									$ 0	$ 240,629	0	$ 240,629
Bank overdraft																			$ 0	0
Cummulative cash advanced													$ 2,373,952				2,373,952
Proceeds Received In Excess Of Fair Value Of Convertible Promissory Notes													95,543	$ 375,050	$ 288,221
Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Fair value of liability issues	$ 300,000		$ 713,527	$ 234,869	$ 225,001	$ 725,555	$ 175,000										2,373,952
Notes Payable, Fair Value Disclosure	$ 204,457		$ 484,828	$ 160,231	$ 153,288	492,943	$ 119,391						1,653,337				1,653,337			$ 0
Proceeds Received In Excess Of Fair Value Of Convertible Promissory Notes																	758,814
Change In Fair Value Of Convertible Promissory Notes Related Party													22,210				38,199
Fair value of notes													$ 1,653,337				$ 1,653,337
Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt instrument face value																					$ 300,000
Non Redemption Agreements [Member] | Unaffiliated Third Parties [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding		3,500,000
Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during the period value for services												$ 25,000
Common stock shares outstanding													5,750,000				5,750,000		5,750,000	5,750,000
Common Class B [Member] | Non Redemption Agreements [Member]
Related Party Transaction [Line Items]
Shares transferred by sponsor		875,000
Sponsor [Member] | Unsecured Promissory Note Issued To Related Party [Member]
Related Party Transaction [Line Items]
Debt instrument face value																								$ 375,000
Debt instrument conversion price per share									$ 1
Debt instrument interest rate																								4.50%
Sponsor [Member] | Unsecured Promissory Note Issued To Related Party [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Debt instrument convertible into warrants													$ 1,500,000				$ 1,500,000
Sponsor [Member] | Unsecured Promissory Note Issued To Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt instrument face value																								$ 375,000
Debt instrument interest rate																								4.50%
Sponsor [Member] | Unsecured Promissory Note Issued To Related Party [Member] | Amendement To The Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value												$ 300,000													$ 400,000
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Working capital loan convertible into warrants																				$ 1,500,000
Debt instrument conversion price per share																				$ 1
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses payable per month									$ 15,000				$ 45,000				$ 135,000
Related party transaction selling general and administrative expenses																$ 45,000		$ 128,710	$ 0	$ 173,710
Selling, General, and Administrative Expenses, Related Party, Type [Extensible Enumeration]																			Related Party [Member]	Related Party [Member]
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services												7,187,500
Common stock shares outstanding										5,620,000	7,057,500
Share based compensation stock shares forfeited during the period										1,437,500
Sponsor [Member] | Common Class B [Member] | Condition For The Transfer Of Founder Shares Before The Lock In Period [Member]
Related Party Transaction [Line Items]
Lock in period of shares one																	1 year			1 year
Share price													$ 12				$ 12			$ 12
Number of trading days for determining the share price																	20 days			20 days
Aggregate number of trading days for determining the share price																				30 days
Lock in period for shares two																	150 days			150 days
Sponsor [Member] | Common Class B [Member] | Sponsor Co Investor [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services																	1,430,923			1,430,923
Inter se transfer of shares value per share													$ 43				$ 43			$ 0.0043
Percentage of outstanding shares													25.00%				25.00%			25.00%
Class of warrants or rights issued during the period units																	3,450,000			3,450,000
Maximum percentage of shares issued to related party that may be transferred inter se													100.00%				100.00%			100.00%
Equity fair value													$ 10,402,810				$ 10,402,810			$ 10,402,810
Fair value per share													$ 7.27				$ 7.27			$ 7.27
Michael M. Andretti [Member] | Unsecured Promissory Note Issued To Related Party [Member]
Related Party Transaction [Line Items]
Debt instrument face value						500,000																$ 1,400,000	$ 800,000
William J. Sandbrook [Member] | Unsecured Promissory Note Issued To Related Party [Member]
Related Party Transaction [Line Items]
Debt instrument face value						500,000																1,400,000	800,000
William M. Brown [Member] | Unsecured Promissory Note Issued To Related Party [Member]
Related Party Transaction [Line Items]
Debt instrument face value						$ 100,000																$ 280,000	$ 160,000
Cassandra S Lee [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Inter se transfer of shares											30,000
Inter se transfer of shares value											$ 104.35
Inter se transfer of shares value per share											$ 0.003
Zakary C Brown [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Inter se transfer of shares											25,000
Inter se transfer of shares value											$ 86.96
Inter se transfer of shares value per share											$ 0.003
James W Keyes [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Inter se transfer of shares											25,000
Inter se transfer of shares value											$ 86.96
Inter se transfer of shares value per share											$ 0.003
Gerald D Putnam [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Inter se transfer of shares											25,000
Inter se transfer of shares value											$ 86.96
Inter se transfer of shares value per share											$ 0.003
Johan J Romanelli [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Inter se transfer of shares											25,000
Inter se transfer of shares value											$ 86.96
Inter se transfer of shares value per share											$ 0.003